Loans and advances to customers	12 Months Ended
Dec. 31, 2025
Loans And Advances To Customers [Abstract]
Loans and advances to customers	Loans and advances to customers
a) Detail
The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
Financial assets held for trading	32,766	26,591	11,634
Non-trading financial assets mandatorily at fair value through profit or loss	1,701	1,042	982
Financial assets designated at fair value through profit or loss	4,739	4,610	6,219
Financial assets at fair value through other comprehensive income	12,906	10,784	7,669
Financial assets at amortized cost	985,176	1,011,042	1,009,845
Of which:
Impairment losses	(21,158)	(22,125)	(22,788)
	1,037,288	1,054,069	1,036,349
Loans and advances to customers disregarding impairment losses	1,058,446	1,076,194	1,059,137
Note 51 contains a detail of the residual maturity periods of 'Financial assets at amortized cost'.
Note 54 shows the Group’s total exposure, by geographical origin of the issuer.
There are no loans and advances to customers for material amounts without fixed maturity dates.
b) Breakdown
Following is a breakdown of the loans and advances granted to the Group's customers, which reflect the Group's exposure to credit risk in its main activity, without considering the balance of value adjustments for impairment, taking into account the type and situation of the transactions, the geographical area of their residence and the type of interest rate on the transactions:

EUR million
	2025	2024	2023
Loan type and status
Commercial credit	51,110	53,209	55,628
Secured loans	530,749	557,463	554,375
Reverse repurchase agreements	73,980	59,648	44,184
Other term loans	295,998	296,339	295,485
Finance leases	38,540	40,120	38,723
Receivable on demand	10,313	10,756	12,277
Credit cards receivables	26,179	24,928	24,371
Impaired assets	31,577	33,731	34,094
	1,058,446	1,076,194	1,059,137
Geographical area
Spain	198,894	198,164	203,680
Rest of Europe	467,697	502,664	489,706
of which United Kingdom	258,739	266,934	263,808
The Americas	374,739	359,264	350,873
of which USA	135,088	136,054	126,529
of which Brazil	90,951	91,066	100,758
Rest of the world	17,116	16,102	14,878
	1,058,446	1,076,194	1,059,137
Interest rate formula
Fixed rate	694,332	678,994	647,349
Floating rate	364,114	397,200	411,788
	1,058,446	1,076,194	1,059,137
At 31 December 2025, 2024 and 2023 the Group had granted loans amounting to EUR 18,127 million, EUR 16,562 million and EUR 15,544 million to Spanish public sector agencies which had a rating at 31 December 2025 of A (ratings of A at 31 December 2024 and 31 December 2023), and EUR 16,248 million, EUR 13,593 million, and EUR 11,530 million to the public sector in other countries (at 31 December 2025, the breakdown of this amount by issuer rating was as follows: 3.6% AAA, 26.4% AA, 25.6% A, 27.5% BBB, 16.4% below BBB and 0.5% without rating).
Without considering the public administrations, the amount of the loans and advances at 31 December 2025, 2024 and 2023 amounts to EUR 1,024,071 million, EUR 1,046,039 million and EUR 1,032,063 million, of which, EUR 954,533 million, EUR 1,012,389 million and EUR 998,010 million are classified as performing, respectively.

Following is a detail, by activity, of the loans to customers at 31 December 2025, net of impairment losses:

EUR million
			Secured loans
			Net exposure		Loan to value ratioC
	Total	Without collateral	Of which property collateral	Of which other collateral	Less than or equal to 40%	More than 40% and less than or equal to 60%	More than 60% and less than or equal to 80%	More than 80% and less than or equal to 100%	More than 100%
Public sector	29,607	28,423	153	1,031	157	168	251	334	274
Other financial institutions (financial business activity)	124,684	42,687	1,959	80,038	2,045	995	424	77,935	598
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	318,284	179,529	63,124	75,631	23,917	26,942	19,168	45,306	23,422
Of which:
Construction and property development	17,118	1,294	15,594	230	4,963	6,921	1,890	1,164	886
Civil engineering construction	2,522	1,732	19	771	93	84	39	470	104
Large companies	181,870	128,502	17,718	35,650	7,177	6,666	6,157	25,459	7,909
SMEs and individual entrepreneurs	116,774	48,001	29,793	38,980	11,684	13,271	11,082	18,213	14,523
Households – other (broken down by purpose)	542,623	108,903	338,778	94,942	100,584	126,917	113,075	55,214	37,930
Of which:
Residential	332,931	1,149	331,655	127	90,170	116,264	97,858	25,944	1,546
Consumer loans	192,576	104,388	1,667	86,521	5,909	8,063	13,297	24,977	35,942
Other purposes	17,116	3,366	5,456	8,294	4,505	2,590	1,920	4,293	442
TotalA	1,015,198	359,542	404,014	251,642	126,703	155,022	132,918	178,789	62,224
Memorandum item
Refinanced and restructured transactionsB	18,151	5,546	6,896	5,709	2,347	2,381	2,037	2,457	3,383
A.In addition, the Group has granted advances to customers amounting to EUR 22,090 million, bringing the total of loans and advances to EUR 1,037,288 million.
B.Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.
C.The ratio is the carrying amount of the transactions at 31 December 2025 provided by the latest available appraisal value of the collateral.
Note 54 contains information relating to the forborne loan portfolio.

Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under 'Financial assets at amortised cost' and 'Financial assets at fair value through other comprehensive income' during 2025, 2024 and 2023:

2025
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	925,413	84,455	33,568	1,043,436
Movements
Transfers
To stage 2 from stage 1	(39,015)	39,015		—
To stage 3 from stage 1	(12,097)		12,097	—
To stage 3 from stage 2		(8,266)	8,266	—
To stage 1 from stage 2	16,079	(16,079)		—
To stage 2 from stage 3		1,764	(1,764)	—
To stage 1 from stage 3	441		(441)	—
Net changes on financial assets	69,819	(12,940)	(4,436)	52,443
Write-offs	—	—	(13,266)	(13,266)
Exchange differences and others	(54,818)	(6,369)	(2,493)	(63,680)
Balance at the end of the year	905,822	81,580	31,531	1,018,933

2024
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	929,133	76,654	33,821	1,039,608
Movements
Transfers
To stage 2 from stage 1	(49,316)	49,316		—
To stage 3 from stage 1	(11,517)		11,517	—
To stage 3 from stage 2		(10,083)	10,083	—
To stage 1 from stage 2	21,475	(21,475)		—
To stage 2 from stage 3		2,358	(2,358)	—
To stage 1 from stage 3	447		(447)	—
Net changes on financial assets	43,281	(11,616)	(4,889)	26,776
Write-offs	—	—	(13,212)	(13,212)
Exchange differences and others	(8,090)	(699)	(947)	(9,736)
Balance at the end of the year	925,413	84,455	33,568	1,043,436

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	942,861	66,696	32,617	1,042,174
Movements
Transfers
To stage 2 from stage 1	(43,278)	43,278		—
To stage 3 from stage 1	(12,636)		12,636	—
To stage 3 from stage 2		(9,915)	9,915	—
To stage 1 from stage 2	15,180	(15,180)		—
To stage 2 from stage 3		2,899	(2,899)	—
To stage 1 from stage 3	488		(488)	—
Net changes on financial assets	29,696	(10,673)	(4,218)	14,805
Write-offs	—	—	(13,847)	(13,847)
Exchange differences and others	(3,178)	(451)	105	(3,524)
Balance at the end of the year	929,133	76,654	33,821	1,039,608
In addition, at 31 December 2025, the Group had EUR 307 million (EUR 515 million at 31 December 2024 and EUR 694 million at 31 December 2023) of exposure in assets purchased with impairment of which EUR 46 million still show signs of additional impairment, which correspond mainly to the business combinations carried out by the Group.

c) Impairment losses on loans and advances to customers at amortised cost and at fair value through other comprehensive income
The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

EUR million
	2025	2024	2023
Amount at beginning of the year	22,125	22,788	22,684
Impairment losses charged to income for the year	14,144	13,428	13,805
Of which:
Impairment losses charged to profit or loss	24,935	22,761	20,608
Impairment losses reversed with a credit to profit or loss	(10,791)	(9,333)	(6,803)
Change of perimeter	—	—	(48)
Write-off of impaired balances against recorded impairment allowance	(13,266)	(13,212)	(13,847)
Exchange differences and other changes	(1,845)	(879)	194
Amount at end of the year	21,158	22,125	22,788
Which correspond to:
Impaired assets	13,527	14,088	14,238
Other assets	7,631	8,037	8,550
Of which:
Individually calculated	2,359	2,258	2,951
Collective calculated	18,799	19,867	19,837
In addition, provisions for debt securities amounting to EUR 182 million were recorded at 31 December 2025 (provisions amounting to EUR 226 million and EUR 24 million as of 31 December 2024 and 2023, respectively), written-off assets recoveries have been recorded in the year amounting to EUR 1,791 million at 31 December 2025 (EUR 1,600 million and EUR 1,587 million at 31 December 2024 and 2023, respectively).
With this, the impairment recorded in Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes: 'Financial assets at fair value through other comprehensive income' and 'Financial assets at amortised cost (IFRS 9) and, Loans and receivables (IAS 39)'; amounts EUR 12,535 million at 31 December 2025 (EUR 12,136 million and EUR 12,298 million at 31 December 2024 and 2023, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2025, 2024 and 2023:

2025
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,293	4,744	14,088	22,125
Transfers
To stage 2 from stage 1	(847)	2,734		1,887
To stage 3 from stage 1	(701)		4,931	4,230
To stage 3 from stage 2		(1,189)	2,760	1,571
To stage 1 from stage 2	82	(466)		(384)
To stage 2 from stage 3		177	(344)	(167)
To stage 1 from stage 3	16		(59)	(43)
Net changes of the exposure and modifications in the credit risk	1,269	(800)	6,581	7,050
Write-offs	—	—	(13,266)	(13,266)
FX and other movements	(112)	(569)	(1,164)	(1,845)
Loss allowance at the end of the year	3,000	4,631	13,527	21,158

2024
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,596	4,954	14,238	22,788
Transfers
To stage 2 from stage 1	(626)	2,676		2,050
To stage 3 from stage 1	(385)		4,548	4,163
To stage 3 from stage 2		(1,591)	3,444	1,853
To stage 1 from stage 2	109	(725)		(616)
To stage 2 from stage 3		278	(693)	(415)
To stage 1 from stage 3	23		(156)	(133)
Net changes of the exposure and modifications in the credit risk	755	(704)	6,655	6,706
Write-offs	—	—	(13,212)	(13,212)
FX and other movements	(179)	(144)	(736)	(1,059)
Loss allowance at the end of the year	3,293	4,744	14,088	22,125

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,626	5,127	13,931	22,684
Transfers
To stage 2 from stage 1	(696)	2,954		2,258
To stage 3 from stage 1	(405)		4,278	3,873
To stage 3 from stage 2		(1,820)	3,721	1,901
To stage 1 from stage 2	149	(905)		(756)
To stage 2 from stage 3		282	(920)	(638)
To stage 1 from stage 3	27		(184)	(157)
Net changes of the exposure and modifications in the credit risk	875	(557)	7,212	7,530
Write-offs	—	—	(13,847)	(13,847)
FX and other movements	20	(127)	47	(60)
Loss allowance at the end of the year	3,596	4,954	14,238	22,788
d) Impaired assets and assets with unpaid past-due amounts
The detail of the changes in the balance of the financial assets classified as 'Financial assets Loans to customers' considered to be impaired due to credit risk is as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	33,731	34,094	32,888
Net additions	13,648	13,779	14,944
Written-off assets	(13,266)	(13,212)	(13,847)
Changes in the scope of consolidation	—	17	(59)
Exchange differences and other	(2,536)	(947)	168
Balance at end of year	31,577	33,731	34,094
This amount, after deducting the related allowances, represents the Group’s best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
At 31 December 2025, the Group’s written-off assets totalled EUR 51,435 million (EUR 49,939 million and EUR 48,138 million at 31 December 2024 and 2023, respectively).
Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at 31 December 2025:

EUR million
	Gross amount	Allowance recognised	Estimated collateral valueA
Without associated real collateral	13,846	8,133	—
With real estate collateral	7,777	1,759	5,657
With other collateral	9,954	3,635	5,424
Total	31,577	13,527	11,081
A.Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.
When classifying assets in the previous table, the main factors considered by the Group to determine whether an asset has become impaired are the existence of amounts past due —assets impaired due to arrears— or other circumstances that may arise which will not result in all contractual cash flows being recovered, such as a deterioration of the borrower’s financial situation, the worsening of its capacity to generate funds or difficulties experienced by it in accessing credit.
e) Transferred credits
'Loans and advances to customers' includes, inter alia, the securitised loans transferred to third parties on which the Group has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable accounting standards, cannot be derecognised. This is mainly due to mortgage loans, loans to companies and consumer loans in which the group retains subordinate financing and/or grants some kind of credit enhancement to new holders.
Securitisation is used as a tool for the management of regulatory capital and as a means of diversifying the Group's liquidity sources.
The breakdown of securitized loans held on the balance sheet, according to the nature of the financial instrument in which they are originated, is shown below:

EUR million
	2025	2024	2023
Retained on the balance sheet	80,072	80,824	75,738
Of which
Securitised mortgage assets	19,640	17,782	16,994
Of which: UK assets	10,236	9,034	6,096
Other securitised assets	60,432	63,042	58,744
TotalA	80,072	80,824	75,738
A.Note 22 details the liabilities associated with these securitisation transactions.
At 31 December 2025, Grupo Santander had loans that had been fully derecognised and for which it retained servicing amounting to EUR 12,174 million (EUR 14,919 million and EUR 13,923 million at 31 December 2024 and 2023, respectively).